N-4	Jun. 27, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life of New York Annuity Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	Jun. 27, 2024
Amendment Flag	false
Monument Advisor NY | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class
Monument Advisor Select NY | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class